Leases (The Group as a lessor) (Maturity analysis of finance lease receivables) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of leases [line items]
Undiscounted finance lease payments	¥ 27,608,210	¥ 31,956,372
Unearned finance income	(17,694,886)	(20,949,750)
Allowance for ECL	(2,925)	(3,086)
Total finance lease receivables as at period end	9,910,399	11,003,536
Within 1 year
Disclosure of leases [line items]
Undiscounted finance lease payments	1,924,763	2,172,707
Between 1 to 2 years
Disclosure of leases [line items]
Undiscounted finance lease payments	1,925,641	2,156,047
Between 2 to 3 years
Disclosure of leases [line items]
Undiscounted finance lease payments	1,928,125	2,146,481
After 3 years but within 4 years
Disclosure of leases [line items]
Undiscounted finance lease payments	1,939,174	2,132,394
After 4 years but within 5 years
Disclosure of leases [line items]
Undiscounted finance lease payments	1,969,470	2,163,914
After 5 years
Disclosure of leases [line items]
Undiscounted finance lease payments	¥ 17,921,037	¥ 21,184,829